Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2015	2016	2017	2018	2019	Thereafter
Hog procurement contracts	$188,281	$134,284	$76,084	$56,090	$-	$-
Grain and feed ingredients	80,989	1,535	220	-	-	-
Grain purchase contracts for resale	370,540	-	-	-	-	-
Fuel supply contract	43,251	-	-	-	-	-
Equipment purchases and facility improvements	34,385	-	-	-	-	-
Construction of new dry bulk vessels	58,842	-	-	-	-	-
Other purchase commitments	10,000	745	34	34	34	66
Total firm purchase commitments	786,288	136,564	76,338	56,124	34	66
Vessel, time and voyage-charters	58,223	20,116	18,250	18,250	18,250	41,440
Contract grower finishing agreements	11,124	10,438	10,184	7,318	2,369	22
Other operating lease payments	25,407	23,342	24,137	23,711	23,640	212,389
Total unrecognized firm commitments	$881,042	$190,460	$128,909	$105,403	$44,293	$253,917